Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Issued capital	Capital reserve	Retained earnings	Equity attributable to owners of parent	Non-controlling interests
Beginning Balance at Dec. 31, 2017	¥ 108,207	¥ 105	¥ 84,329	¥ 22,389	¥ 106,823	¥ 1,384
Profit (loss) for the year	40,464			38,612	38,612	1,852
Total comprehensive(loss)/income for the year	40,464			38,612	38,612	1,852
Issuance of ordinary shares	77,138	13	77,125		77,138
Ending Balance at Dec. 31, 2018	225,809	118	161,454	61,001	222,573	3,236
Profit (loss) for the year	56,762			56,106	56,106	656
Total comprehensive(loss)/income for the year	56,762			56,106	56,106	656
Acquisition of non-controlling interests	(10)		23		23	(33)
Ending Balance at Dec. 31, 2019	282,561	118	161,477	117,107	278,702	3,859
Profit (loss) for the year	(15,214)			(16,423)	(16,423)	1,209
Total comprehensive(loss)/income for the year	(15,214)			(16,423)	(16,423)	1,209
Issuance of ordinary shares	90,406	11	90,395		90,406
Issuance of ordinary shares (Note 20)	284,000	33	283,967		284,000
Equity-settled share-based payments(Note 29)	19,416		19,416		19,416
Ending Balance at Dec. 31, 2020	¥ 661,169	¥ 162	¥ 555,255	¥ 100,684	¥ 656,101	¥ 5,068